Award Timing Disclosure	12 Months Ended
Feb. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Compensation Committee reviews and approves annual equity-based awards to the Company’s CEO and to executive officers who are direct reports to the CEO in the first fiscal quarter of each year (around the time of their annual performance reviews). In accordance with the Company’s shareholder approved 2023 Plan, the Compensation Committee has delegated specific authority to the CEO to approve grants (within specified limits) to non-executive officers and other eligible employees for annual performance results achieved above and beyond their normal job responsibilities and for retention needs. The Company may make equity awards at other times during the year for new hires or for other reasons, such as a job promotion or as a result of an acquisition. The Compensation Committee reviews equity grants made pursuant to the CEO’s delegated authority, if any, on an annual basis. We schedule regular Board and Committee meetings at least a year in advance and, as noted above, make annual equity awards to our NEOs at around the same time every year after the trading window opens following the issuance of the Company’s financial results for each fiscal year.

Award Timing Method	The Company may make equity awards at other times during the year for new hires or for other reasons, such as a job promotion or as a result of an acquisition. The Compensation Committee reviews equity grants made pursuant to the CEO’s delegated authority, if any, on an annual basis. We schedule regular Board and Committee meetings at least a year in advance and, as noted above, make annual equity awards to our NEOs at around the same time every year after the trading window opens following the issuance of the Company’s financial results for each fiscal year.
Award Timing Predetermined	true